Document and Entity Information	0 Months Ended
Nov. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2012
Registrant Name	AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND
Central Index Key	0001584433
Amendment Flag	false
Document Creation Date	Oct. 21, 2013
Document Effective Date	Nov. 01, 2013
Prospectus Date	Nov. 01, 2013